Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.00%
Communication services: 0.56%
Interactive media & services: 0.30%
Ziff Davis, Inc.†	298,000	$16,404,900
Media: 0.26%
DallasNews Corp.	426,597	1,531,483
Thryv Holdings, Inc.†	701,231	12,495,937
		14,027,420
Consumer discretionary: 3.92%
Automobile components: 0.40%
Holley, Inc.†	5,936,552	21,252,856
Hotels, restaurants & leisure: 1.58%
Denny’s Corp.♠†	4,788,712	33,999,855
Dine Brands Global, Inc.	676,143	24,476,377
Jack in the Box, Inc.	526,746	26,832,441
		85,308,673
Household durables: 0.95%
Helen of Troy Ltd.†#	551,193	51,117,639
Textiles, apparel & luxury goods: 0.99%
Delta Apparel, Inc.♠†	726,802	421,545
Levi Strauss & Co. Class A	653,465	12,598,806
Steven Madden Ltd.	956,500	40,459,950
		53,480,301
Consumer staples: 10.30%
Beverages: 1.21%
Primo Water Corp.	2,984,089	65,232,185
Food products: 5.00%
J & J Snack Foods Corp.♠	1,128,390	183,216,684
Nomad Foods Ltd.	3,699,528	60,968,222
Tootsie Roll Industries, Inc.	814,798	24,908,375
		269,093,281
Household products: 3.84%
Central Garden & Pet Co.†	685,044	26,374,194
Central Garden & Pet Co. Class A†	1,665,912	55,025,073
Spectrum Brands Holdings, Inc.♠	1,459,387	125,405,125
		206,804,392
Personal care products: 0.25%
Edgewell Personal Care Co.	336,552	13,526,025
Energy: 6.62%
Energy equipment & services: 1.70%
Forum Energy Technologies, Inc.†	208,244	3,510,994
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Energy equipment & services(continued)
Liberty Energy, Inc.	1,569,971	$32,796,694
Patterson-UTI Energy, Inc.	5,320,148	55,116,733
		91,424,421
Oil, gas & consumable fuels: 4.92%
Berry Corp.	2,195,686	14,184,132
Chord Energy Corp.	396,612	66,503,900
Magnolia Oil & Gas Corp. Class A	2,501,700	63,393,078
Nordic American Tankers Ltd.	3,208,911	12,771,466
Northern Oil & Gas, Inc.	1,100,470	40,904,470
SM Energy Co.	412,800	17,845,344
Southwestern Energy Co.†	7,342,358	49,414,069
		265,016,459
Financials: 21.20%
Banks: 8.49%
Associated Banc-Corp.	2,211,756	46,778,639
BOK Financial Corp.	184,200	16,880,088
First Hawaiian, Inc.	1,128,058	23,418,484
Hancock Whitney Corp.	1,619,888	77,479,243
Renasant Corp.	1,206,682	36,852,068
SouthState Corp.	956,495	73,095,348
UMB Financial Corp.	1,624,749	135,536,562
Webster Financial Corp.#	1,090,063	47,515,846
		457,556,278
Capital markets: 1.41%
GlassBridge Enterprises, Inc.♠♦‡†	1,527	9,284
Marex Group PLC†	591,425	11,828,500
MidCap Financial Investment Corp.	1,777,586	26,912,652
New Mountain Finance Corp. BDC	2,547,750	31,184,460
Pershing Square Tontine Holdings Ltd.♦†	1,415,995	2
Westwood Holdings Group, Inc.♠	477,183	5,812,089
		75,746,987
Financial services: 2.48%
Compass Diversified Holdings†	3,550,000	77,709,500
Euronet Worldwide, Inc.†	335,600	34,734,600
Jackson Financial, Inc. Class A#	281,793	20,925,948
		133,370,048
Insurance: 6.15%
Abacus Life, Inc.†	952,000	8,234,800
CNO Financial Group, Inc.	492,300	13,646,556
Enstar Group Ltd.†	343,260	104,934,582
Hanover Insurance Group, Inc.	663,381	83,214,513
ProAssurance Corp.†	1,074,900	13,135,278
See accompanying notes to portfolio of investments
2 | Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Insurance(continued)
Stewart Information Services Corp.	1,357,033	$84,244,608
White Mountains Insurance Group Ltd.	13,060	23,735,897
		331,146,234
Mortgage real estate investment trusts (REITs): 2.67%
AGNC Investment Corp.	5,756,142	54,913,595
Apollo Commercial Real Estate Finance, Inc.	1,462,070	14,313,665
New York Mortgage Trust, Inc.	3,001,901	17,531,102
Two Harbors Investment Corp.	4,320,186	57,069,657
		143,828,019
Health care: 4.42%
Health care equipment & supplies: 1.32%
CONMED Corp.	71,300	4,942,516
Enovis Corp.†	512,500	23,165,000
Haemonetics Corp.†#	215,331	17,814,333
Varex Imaging Corp.†	1,714,338	25,252,199
		71,174,048
Health care providers & services: 1.05%
Patterson Cos., Inc.	1,574,051	37,966,110
Premier, Inc. Class A	991,337	18,508,262
		56,474,372
Life sciences tools & services: 0.56%
Azenta, Inc.†	569,341	29,958,724
Pharmaceuticals: 1.49%
Perrigo Co. PLC	530,751	13,629,686
Prestige Consumer Healthcare, Inc.†	970,012	66,785,326
		80,415,012
Industrials: 28.50%
Building products: 6.35%
CSW Industrials, Inc.	288,800	76,621,528
Griffon Corp.	755,204	48,227,328
Janus International Group, Inc.†	3,909,202	49,373,221
Quanex Building Products Corp.♠	2,126,780	58,805,467
Simpson Manufacturing Co., Inc.	203,831	34,351,638
UFP Industries, Inc.	667,859	74,800,208
		342,179,390
Commercial services & supplies: 2.50%
ACCO Brands Corp.♠	4,778,012	22,456,656
BrightView Holdings, Inc.†	616,917	8,204,996
Custom Truck One Source, Inc.†	3,475,000	15,116,250
Ennis, Inc.♠	1,320,981	28,916,274
Matthews International Corp. Class A	541,564	13,566,178
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Commercial services & supplies(continued)
Viad Corp.♠†	1,116,308	$37,954,472
VSE Corp.	97,349	8,593,970
		134,808,796
Construction & engineering: 1.74%
API Group Corp.†#	1,517,867	57,117,335
MDU Resources Group, Inc.	1,449,574	36,384,308
		93,501,643
Electrical equipment: 1.15%
Atkore, Inc.#	460,669	62,158,068
Ground transportation: 0.81%
Werner Enterprises, Inc.	1,215,229	43,541,655
Machinery: 11.86%
Alamo Group, Inc.	454,807	78,681,611
Atmus Filtration Technologies, Inc.†#	757,718	21,807,124
Columbus McKinnon Corp.	801,407	27,680,598
Douglas Dynamics, Inc.♠	1,982,221	46,383,971
Franklin Electric Co., Inc.	1,655,669	159,474,038
Gates Industrial Corp. PLC†	2,684,837	42,447,273
Hillman Group†	3,622,900	32,062,665
Hillman Solutions Corp.†	2,225,762	19,697,994
Mayville Engineering Co., Inc.♠†	1,607,824	26,786,348
Mueller Industries, Inc.	3,223,980	183,573,421
		638,595,043
Professional services: 3.39%
CBIZ, Inc.†	622,161	46,102,130
Concentrix Corp.#	177,813	11,252,007
Korn Ferry	1,127,382	75,692,427
Maximus, Inc.	574,800	49,260,360
		182,306,924
Trading companies & distributors: 0.70%
Air Lease Corp.	738,800	35,115,164
Custom Truck One Source, Inc.†	616,756	2,682,889
		37,798,053
Information technology: 4.88%
Electronic equipment, instruments & components: 1.86%
Belden, Inc.	945,278	88,667,076
Knowles Corp.†	656,007	11,322,681
		99,989,757
See accompanying notes to portfolio of investments
4 | Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
IT services: 1.50%
Global Blue Group Holding AG†	4,536,904	$21,867,877
Kyndryl Holdings, Inc.†	2,246,515	59,105,810
		80,973,687
Semiconductors & semiconductor equipment: 0.16%
Diodes, Inc.†	120,400	8,660,372
Software: 0.92%
E2open Parent Holdings, Inc.†	3,031,245	13,610,290
Pagaya Technologies Ltd. Class A†	961,118	12,263,866
Progress Software Corp.#	357,827	19,415,693
Synchronoss Technologies, Inc.†	458,357	4,262,720
		49,552,569
Technology hardware, storage & peripherals: 0.44%
Diebold Nixdorf, Inc.†	609,300	23,445,864
Materials: 16.48%
Chemicals: 10.16%
Avient Corp.	3,323,234	145,059,164
Ecovyst, Inc.†	4,236,614	38,002,428
Innospec, Inc.♠	1,607,730	198,699,351
Mativ Holdings, Inc.♠	3,306,446	56,077,324
Minerals Technologies, Inc.	363,156	30,200,053
NewMarket Corp.	123,036	63,433,670
Quaker Chemical Corp.	92,400	15,680,280
		547,152,270
Construction materials: 2.33%
Eagle Materials, Inc.	576,780	125,426,579
Containers & packaging: 3.99%
Berry Global Group, Inc.	645,220	37,971,197
Myers Industries, Inc.	1,734,677	23,209,978
Silgan Holdings, Inc.	2,072,465	87,727,444
TriMas Corp.♠	2,572,325	65,748,627
		214,657,246
Real estate: 1.17%
Residential REITs : 0.52%
Elme Communities	1,749,009	27,861,713
Retail REITs : 0.65%
Agree Realty Corp.	570,400	35,330,576
Utilities: 0.95%
Electric utilities: 0.36%
IDACORP, Inc.	209,768	19,539,889
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 5

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.59%
Talen Energy Corp.†	286,100	$31,762,822
Total common stocks (Cost $4,383,263,358)		5,331,601,190

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	353,999	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 0.71%
Investment companies: 0.71%
Allspring Government Money Market Fund Select Class♠∞		5.25%	38,078,428	38,078,428
Total short-term investments (Cost $38,078,428)				38,078,428
Total investments in securities (Cost $4,421,341,786)	99.71%			5,369,679,618
Other assets and liabilities, net	0.29			15,603,888
Total net assets	100.00%			$5,385,283,506

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
6 | Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
ACCO Brands Corp.^	$26,108,480	$635,517	$0	$0	$(4,287,341)	$22,456,656	351,601	$351,601
Delta Apparel, Inc.†	1,800,584	68,759	0	0	(1,447,798)	421,545	726,802	0
Denny’s Corp.†	42,798,443	199,685	(119,149)	(60,030)	(8,819,094)	33,999,855	4,788,712	0
Douglas Dynamics, Inc.	46,725,771	1,152,941	0	0	(1,494,741)	46,383,971	1,982,221	584,755
GlassBridge Enterprises, Inc.†	30,540	0	0	0	(21,256)	9,284	1,527	0
Innospec, Inc.	204,162,822	5,076,000	(1,973,975)	106,915	(8,672,411)	198,699,351	1,607,730	1,200,415
J & J Snack Foods Corp.	154,321,269	9,468,098	(251,008)	0	19,678,325	183,216,684	1,128,390	829,367
Mativ Holdings, Inc.	63,072,112	115,261	(1,174,726)	(2,652,198)	(3,283,125)	56,077,324	3,306,446	330,945
Mayville Engineering Co., Inc.†	23,183,418	496,000	(666,003)	12,756	3,760,177	26,786,348	1,607,824	0
Quanex Building Products Corp.	83,380,802	0	(1,653,758)	735,012	(23,656,589)	58,805,467	2,126,780	170,142
Spectrum Brands Holdings, Inc.^	122,574,514	9,028,399	(1,599,398)	(93,732)	(4,504,658)	125,405,125	1,459,387	574,975
TriMas Corp.	67,715,777	1,042,470	0	0	(3,009,620)	65,748,627	2,572,325	101,333
Viad Corp.†	42,700,853	1,202,937	0	0	(5,949,318)	37,954,472	1,116,308	0
Westwood Holdings Group, Inc.	5,782,799	97,188	0	0	(67,898)	5,812,089	477,183	71,577
Short-term investments
Allspring Government Money Market Fund Select Class	214,698,626	222,615,139	(399,235,337)	0	0	38,078,428	38,078,428	1,200,549
				$(1,951,277)	$(41,775,347)	$899,855,226		$5,415,659

^	Amount may differ from the value reported on the respective financial statement due to securities that were not deemed affiliates of the Fund either at the beginning or end of the period.
†	Non-income-earning security
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Atkore, Inc.	Bank of America Securities, Inc.	(100)	$(1,700,000)	$170.00	7-19-2024	$(11,500)
Atkore, Inc.	Bank of America Securities, Inc.	(200)	(3,300,000)	165.00	7-19-2024	(6,000)
Jackson Financial, Inc.	Bank of America Securities, Inc.	(250)	(1,875,000)	75.00	7-19-2024	(42,500)
Pagaya Technologies Ltd.	Bank of America Securities, Inc.	(500)	(650,000)	13.00	7-19-2024	(35,000)
Pagaya Technologies Ltd.	Bank of America Securities, Inc.	(500)	(700,000)	14.00	7-19-2024	(10,369)
Put
Atkore, Inc.	Bank of America Securities, Inc.	400	5,400,000	135.00	7-19-2024	(160,000)
Atkore, Inc.	Bank of America Securities, Inc.	150	1,950,000	130.00	7-19-2024	(27,375)
Berry Global Group, Inc.	Bank of America Securities, Inc.	200	1,200,000	60.00	8-16-2024	(57,000)
Patterson Cos., Inc.	Bank of America Securities, Inc.	500	1,150,000	23.00	7-19-2024	(11,250)
						$(360,994)
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 7

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Special Small Cap Value Fund

Notes to portfolio of investments—June 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$30,432,320	$0	$0	$30,432,320
Consumer discretionary	211,159,469	0	0	211,159,469
Consumer staples	554,655,883	0	0	554,655,883
Energy	356,440,880	0	0	356,440,880
Financials	1,141,638,280	2	9,284	1,141,647,566
Health care	238,022,156	0	0	238,022,156
Industrials	1,534,889,572	0	0	1,534,889,572
Information technology	262,622,249	0	0	262,622,249
Materials	887,236,095	0	0	887,236,095
Real estate	63,192,289	0	0	63,192,289
Utilities	51,302,711	0	0	51,302,711
Rights
Financials	0	0	0	0
Short-term investments
Investment companies	38,078,428	0	0	38,078,428
Total assets	$5,369,670,332	$2	$9,284	$5,369,679,618
Liabilities
Written options	$350,625	$10,369	$0	$360,994
Total liabilities	$350,625	$10,369	$0	$360,994
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2024, $9,700,000 was segregated as cash collateral for open written options.
At June 30, 2024, the Fund had no material transfers into/out of Level 3.
Allspring Special Small Cap Value Fund | 9